Stock Incentive Plan - Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Shares
Outstanding, beginning balance (shares)	6,746	7,673	6,462
Granted (shares)	72	290	1,828
Exercised (shares)	(18)	(500)	(77)
Forfeited (shares)	(136)	(717)	(540)
Outstanding, ending balance (shares)	6,664	6,746	7,673	6,462
Vested (shares)	4,260
Shares expected to vest (shares)	2,404
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 7.70	$ 7.59	$ 7.30
Granted (in dollars per share)	15.79	9.04	8.57
Exercised (in dollars per share)	7.95	7.30	7.30
Forfeited (in dollars per share)	8.84	7.30	7.30
Outstanding, ending balance (in dollars per share)	7.77	$ 7.70	$ 7.59	$ 7.30
Vested (in dollars per share)	$ 7.53
Stock Options, Additional Disclosures
Exercised, Aggregate Intrinsic Value	$ (43)	$ (914)	$ (140)
Outstanding, Aggregate Intrinsic Value	73,095
Vested, Aggregate Intrinsic Value	$ 47,777
Outstanding, Weighted-Average Remaining Contractual Term (in years)	6 years 3 months 7 days	7 years 4 months 24 days	8 years 3 months 11 days	7 years 10 months 24 days
Granted, Weighted-Average Remaining Contractual Term (in years)	9 years 8 months 12 days	9 years 6 months	9 years 6 months 22 days
Vested, Weighted-Average Remaining Contractual Term (in years)	5 years 9 months